Share-Based Compensation - Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 36.62
Risk-free interest rates	2.909%
Risk-free interest rates, Minimum		2.07%
Risk-free interest rates, Maximum		2.60%
Expected exercise multiple	$ 0.022	$ 0.022
Expected volatility	53.50%
Expected volatility, Minimum		53.70%
Expected volatility, Maximum		55.49%
Weighted average fair value per option granted	$ 0.0000	$ 0.0000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share		4.58
Weighted average fair value per option granted	34.52	3.03
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share		11.64
Weighted average fair value per option granted	$ 34.59	$ 9.69